Investing In Forward And Futures Contracts	12 Months Ended
Dec. 31, 2011
Investing In Forward And Futures Contracts [Abstract]
Investing In Forward And Futures Contracts

9 - Investing in Forward and Futures Contracts

Substantially all of the Trust's assets are invested in forward and/or futures contracts. The return on assets in the portfolio, if any, is not intended to track the performance of any index or other benchmark. There is no assurance the Trust will achieve its investment objectives.

For the years ended December 31, 2011 and 2010, the average month-end notional amounts of open forward currency contracts were $244,031,041 and $133,811,286, respectively. For the years ended December 31, 2011 and 2010, the average month-end notional amounts of open futures contracts were $602,423,480 and $405,818,327, respectively.

The following table shows the fair values of the open forward currency and futures contracts, by risk exposure category, on the Statements of Financial Condition as of December 31, 2011 and 2010:

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
December 31, 2011
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,723,647	Unrealized depreciation on forward currency contracts	$2,695,336

Equity contracts	Unrealized appreciation on futures contracts	427,647	Unrealized depreciation on futures contracts	937,238

Interest rate contracts	Unrealized appreciation on futures contracts	777,713	Unrealized depreciation on futures contracts	420,294

December 31, 2010
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,620,413	Unrealized depreciation on forward currency contracts	$3,744,316

Equity contracts	Unrealized appreciation on futures contracts	227,254	Unrealized depreciation on futures contracts	555,551

Interest rate contracts	Unrealized appreciation on futures contracts	85,806	Unrealized depreciation on futures contracts	1,800,805

The following table shows the effect of the forward currency and futures contracts, by risk exposure category, on the Statements of Operations for the years ended December 31, 2011, 2010 and for the period from October 6, 2009 (commencement of operations) through December 31, 2009:

	Statements of Operations Location	Realized Gain (Loss)		Change in Unrealized Appreciation/ Depreciation
December 31, 2011
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$(3,234,749)		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		1,152,214

Equity contracts	Net realized gain (loss) on futures contracts	(65,098	)(a )	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(181,294)

Interest rate contracts	Net realized gain (loss) on futures contracts	(2,770,249	)(a )	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		2,072,418
December 31, 2010
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$699,926		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		(175,836)

Equity contracts	Net realized gain (loss) on futures contracts	873,834	(a )	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(345,880	)(a )

Interest rate contracts	Net realized gain (loss) on futures contracts	2,130,286	(a )	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(1,571,737	)(a )

Period from October 6, 2009 (Commencement of Operations) through December 31, 2009
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$435		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		51,933

Equity contracts	Net realized gain (loss) on futures contracts	(34,582	)(a )	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		17,583	(a )

Interest rate contracts	Net realized gain (loss) on futures contracts	(34,493	)(a )	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(143,262	)(a )

(a)	Amounts do not reconcile to the Statements of Operations due to brokerage commissions and fees.